FINANCIAL INSTRUMENTS (Details 14) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Assets, current	R$ 169,977	R$ 251,299
Assets, total	152,967	32,211
Currency risk [member]
IfrsStatementLineItems [Line Items]
Financial income (expenses), net	(730,656)	69,250
Liabilities current	458,765
Total	458,765
Assets, current	152,967
Assets, total	152,967
Iron Ore Derivative [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Financial income (expenses), net	19,446
Exchange Rate Swap Dollar Euro [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Financial income (expenses), net		9,567
Exchange rate swap CDI x Dollar [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Financial income (expenses), net	(146,528)	43,591
Liabilities current	157,857
Total	157,857
Exchange Rate Swap C D I I P C A [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Financial income (expenses), net	(791,938)	112,694
Liabilities current	300,908
Total	300,908
Exchange Dollar Real Swap [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Financial income (expenses), net	188,364	R$ (96,602)
Assets, current	152,967
Assets, total	R$ 152,967